Business combinations and acquisition of non-controlling interests - Me Salva (Details) - Me Salva! R$ in Thousands		12 Months Ended
	Mar. 10, 2021 BRL (R$) installment	Dec. 31, 2021 BRL (R$)	Mar. 12, 2021
Business combinations and acquisition of non-controlling interests
Percentage of voting equity interests acquired	60.00%		60.00%
Purchase consideration transferred	R$ 49,515	R$ 49,515
Cash paid	15,779	15,779
Capital contribution	10,000	10,000
Retained payments	R$ 1,324	1,324
Retained period	5 years
Number of annual installments | installment	5
Acquisition price adjustment	R$ 217	R$ 217
Percentage of equity interest to be acquired	40.00%	40.00%
Contingent consideration recognized as of acquisition date	R$ 22,196
Goodwill recorded on acquisition	R$ 28,326	R$ 28,326
Transaction costs		486
General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs		R$ 486